RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	$ 374,342	$ 132,620	$ 7,348
Jialiang Wang [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	255,951	0
Peidong Xia [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	103,227	114,358	0
Hongkong Eshallgo Holding Group Co., Limited [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	9,739	10,285	0
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	$ 5,425	$ 7,977	$ 7,348